SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Doubtful accounts expense	$ 2,525	$ 2,040	$ 1,622
Bad debts written off	2,547	2,130	1,463
Rent expenses	27,038	21,369	16,396
Deferred costs	20,522	3,675
Amortization expenses related to deferred contract costs	6,382	0	0
Severance Costs	11,086	8,435	7,289
Maximum annual contributions	2,493	1,898	1,551
Deferred revenue, revenue recognized	266,284	198,099	134,438
Advertising Expense	$ 218,415	$ 203,235	$ 181,447
Outstanding share options and RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	135,191	4,294,853	4,617,018